Segment Information - Reconciliation of segment results to Consolidated Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 80,998	$ 60,323
Segment loss	(181,844)	(111,627)
Unallocated corporate expenses:
Operations and technology expenses	13,800	12,400
General and administrative	57,915	34,274
Loss from operations	(181,844)	(111,627)
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	80,998	60,323
Segment loss	(131,856)	(82,836)
Unallocated corporate expenses:
Operations and technology expenses	(13,783)	(12,879)
General and administrative	(36,205)	(15,912)
Loss from operations	(131,856)	(82,836)
North America Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	68,460	46,593
North America Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss	(103,334)	(64,669)
Unallocated corporate expenses:
Loss from operations	(103,334)	(64,669)
Europe Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	12,538	13,730
Europe Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss	(28,522)	(18,167)
Unallocated corporate expenses:
Loss from operations	$ (28,522)	$ (18,167)